UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Allowance for credit losses	$ 1	$ 4
Amortized cost	96,172	63,157
Accumulated depreciation	231	238
Property and equipment accumulated depreciation	(187)	(400)
Intangible assets accumulated amortization	421	237
Private Loan
Private loans allowance for credit losses	130	181
Real Estate
Private loans allowance for credit losses	$ 132	$ 113
Class A Exchangeable and Class B
Par value (in dollars per share)	$ 21.76	$ 21.83
Shares issued (in shares)	65,605,591	65,343,416
Shares outstanding (in shares)	60,186,639	59,970,825
Treasury shares (in shares)	5,418,952	5,372,591
Class C Shares
Par value (in dollars per share)	$ 1	$ 1
Shares issued (in shares)	297,363,572	272,687,160
Shares outstanding (in shares)	297,363,572	272,687,160